Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Accounts Payable and Accrued Liabilties
Note 10 - Accounts Payable and Accrued Liabilties

	As at December 31,
	2025	2024

Trade payables	$2,209	$737
Accrued liabilities	1,683	981
Lease liability	489	-
Income taxes payable	1,901	-
Other payables and advances	383	1,631
Total	$6,664	$3,349
The other payables balance in 2024 includes $1.5 million in deferred consideration payable on the one year anniversary of the acquisition of the Mactung and Cantung royalties.